S000106341 [Member] Investment Objectives and Goals - Goldman Sachs Income ETF	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Goldman Sachs Income ETF—Summary Ticker: GINC Stock Exchange: NYSE Arca, Inc.
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Goldman Sachs Income ETF (the “Fund”) seeks a high level of current income,
Objective, Secondary [Text Block]	and secondarily, capital appreciation.